Segments and Entity-Wide Information	6 Months Ended
Jun. 30, 2025
Segments And Entity Wide Information [Abstract]
Segments and Entity-Wide Information
Note 6 - Segments and Entity-Wide Information

The Company has one reporting segment.

The Company’s chief operating decision maker (“CODM”) is its chief executive officer.

The CODM assesses performance and decides how to allocate resources based on net income that is also reported on the income statement as net income. The CODM is regularly provided only with the consolidated expenses as noted on the face of the income statement.

The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The chief operating decision maker uses net income to evaluate income generated from the segment assets (return on assets) in deciding whether to reinvest profits into the segment or into other parts of the entity, such as for acquisitions or to pay dividends.

Net income is used to monitor budget versus actual results. The chief operating decision maker also used net income in competitive analysis by benchmarking to the Company’s competitors. The competitive analysis along with monitoring of budget versus actual results are used in assessing performance of the segment and in establishing management’s compensation.

The majority of long-lived assets are located in Israel and substantially all revenues are derived from sales to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Year ended December 31,
	2025	2024	2024
	U.S. Dollars
China	107,883	54,934	132,556
Asia Pacific	96,882	53,781	133,772
United States	17,278	12,924	29,282
Korea	14,187	69,159	117,135
Europe	5,725	8,803	16,489

	241,955	199,601	429,234

	June 30,	December 31,
	2025	2024
	%
Israel	70	66
Germany	26	29
Other	4	5
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill